Property and Equipment, Net of Accumulated Depreciation and Amortization, by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 265,216	$ 260,389
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	207,400	191,700
Europe
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	46,300	51,300
Japan
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	5,300	9,500
Other
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 6,200	$ 7,900